Goodwill and acquisitions - Summary of Movements in the Impairment Charge from a Reasonably Possible Change in Assumptions (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2020
Disclosure Of Reasonably Possible Change in Assumptions Used in the Impairment Review [Abstract]
Reasonably possible increase in projected growth rate of revenue less pass-through costs	0.50%
Reasonably possible decrease in projected growth rate of revenue less pass-through costs	0.50%
Reasonably possible percentage increase in projected operating margin	0.50%
Reasonably possible percentage decrease in projected operating margin	0.50%
Reasonably possible percentage increase in projected long term cash flow growth rate	0.50%
Reasonably possible percentage decrease in projected long term cash flow growth rate	0.50%
Reasonably possible percentage increase in pre-tax discount rate	1.50%
Reasonably possible percentage decrease in pre-tax discount rate	1.50%